14 Right-of-use assets and Lease Liability (Table)	12 Months Ended
Dec. 31, 2020
Right-of-use Assets And Lease Liability
Schedule of changes in right-of-use assets

Changes in right-of-use assets:

			Balance as of				Foreign currency	Balance as of
			12/31/2019	Acquisitions	Depreciation	Disposal	translation adjustment	12/31/2020
Buildings and constructions			212,170	65,176	(54,712)		37,262	259,896
Computer equipment and goods			12,523	9,341	(5,499)		334	16,699
Machinery and equipment			743,248	227,690	(198,441)	(25,801)	3,032	749,728
Ships			865,387	258,193	(286,905)	(12,687)	10,860	834,848
Rail cars			746,040	244,199	(180,146)		197,243	1,007,336
Vehicles			26,286	21,502	(14,473)		573	33,888
Total			2,605,654	826,101	(740,176)	(38,488)	249,304	2,902,395

		Transfers from
	Balance as of	property, plant	Initial addition				Foreign currency	Balance as of
	12/31/2018	and equipment	on 01/01/2019	Acquisitions	Depreciation	Disposal	translation adjustment	12/31/2019
Buildings and constructions			207,524	153,771	(27,759)	(122,488)	1,122	212,170
Computer equipment and goods		2,726	4,932	6,179	(1,446)		132	12,523
Machinery and equipment		7,956	526,318	344,928	(136,615)		661	743,248
Ships			906,495	150,670	(191,778)			865,387
Rail cars		87,313	633,492	103,169	(132,728)		54,794	746,040
Vehicles			35,479	1,073	(10,493)		227	26,286
Total		97,995	2,314,240	759,790	(500,819)	(122,488)	56,936	2,605,654

Schedule of changes in lease liability

Reconciliation of lease liability carrying amount:

2019

Balance at December 31, 2018	100,557

Initial adoption IFRS 16	2,191,908
Balance at January 01, 2019	2,292,465

Acquired	911,619
Disposals	(122,488)
Interests and monetary and exchange variations, net	121,061
Currancy translation adjustments	56,805
Payments	(454,190)
Interest paid	(128,376)
Balance at December 31, 2019	2,676,896

2020

Balance at December 31, 2019	2,676,896
Acquired	826,101
Disposals	(38,488)
Interests and monetary and exchange variations, net	327,135
Currancy translation adjustments	267,493
Payments	(662,068)
Interest paid	(189,183)
Balance at December 31, 2020	3,207,886

Schedule of payment schedule by maturity	The minimum annual commitments are shown below:
2020

2021	870,587
2022	641,313
2023	494,331
2024	403,793
2025+	1,070,768
Total	3,480,792